Cover	Dec. 06, 2021	Dec. 05, 2021
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Dec. 05, 2021
Entity Registrant Name		Del Taco Restaurants, Inc.
Entity Emerging Growth Company		false
Entity Address, State or Province		CA
Entity Address, City or Town		Lake Forest,
Entity Address, Postal Zip Code		92630
City Area Code		(949)
Local Phone Number		462-9300
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		46-3340980
Written Communications		false
Soliciting Material		true
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 Par Value
Trading Symbol		TACO
Security Exchange Name		NASDAQ
Amendment Flag		true
Entity Central Index Key		0001585583
Entity File Number		001-36197
Entity Address, Address Line One		25521 Commercentre Drive
Amendment Description	On December 6, 2021, Del Taco Restaurants, Inc. filed a Current Report on Form 8-K (the "Original Filing") to report that it entered into an Agreement and Plan of Merger with Jack in the Box Inc. on December 5, 2021 and related matters. This Form 8-K/A is being filed to resubmit Exhibits 2.1, 99.1, 99.2 and 99.3 to the Original Filing in HTML file format. Except for the correction of the file format, all other information contained in the Original Filing, including any exhibit filed therewith, remains unchanged.